Segment reporting - Narrative (Details)	6 Months Ended
Jun. 30, 2024 segment brand
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Marine
Disclosure of operating segments [line items]
Number of brands in division | brand	6